20. Taxes and contributions payable and taxes payable in installments	12 Months Ended
Dec. 31, 2019
Taxes And Contributions Payable And Taxes Payable In Installments
Taxes and contributions payable and taxes payable in installments
20.	Taxes and contributions payable and taxes payable in installments

In Brazil, revenue from sales of goods or services are subject to taxation by State Value-Added Tax (“ICMS”) and Services Tax (“ISS”), calculated based on the rates applicable to each state and city, as well as contributions for the Social Integration Program (“PIS”) and Social Security Financing (“COFINS”), and are presented as a reduction of sales revenue.

Revenue and expenses are recognized net of taxes, except when the sales tax paid on the purchase of assets or services is not recoverable from the tax authority, in which case the sales tax is recognized as part of the cost of acquisition of the asset or as cost or expense item, as applicable.

20.1.	Taxes and contributions payable and taxes payable in installments are as follows:
	2019	2018

Taxes payable in installments - Law 11,941/09 (ii)	355	432
Taxes payable in installments – PERT(i)	162	169
ICMS	96	88
PIS and COFINS	7	8
Provision for income tax and social contribution	-	115
Withholding Income Tax	1	2
INSS	6	4
Other	60	23
Taxes payable – Éxito Group (*)	220	-
	907	841

Current	531	370
Noncurrent	376	471

(*) mainly refers to withholding tax in the amount of R$ 75, municipal tax in the amount of R$ 86 and VAT in the amount of R$ 51.

(i)	In 2017, the Group decided to include certain federal tax debts in the Special Program on Tax Settlements – PERT (“PERT Program. The program allows the payment of certain taxes in monthly installments, and granted discounts on interest and penalties. The Group included tax debts related to (i) tax assessments over purchase transactions, manufacturing and exports sales of soil beans (PIS/COFINS), (ii) non-validation of tax offsets (IRPJ, PIS/COFINS); and other tax debts previously classified as possible risks related mainly to CPMF(Contribuição provisória sobre movimentação financeira) and other claims - (See note 22.2). The PERT liability is being settled in monthly installments up to 12 years. The Group is in compliance with the obligations assumed under the PERT Program. The decision to apply to the PERT Program and the Federal taxes installment payment program resulted in the recognition of a loss of R$183 in 2017.
(ii)	Federal tax installment payment program, Law 11,941/09 – The Law 11,941, was enacted on May 27, 2009, a special federal tax and social security debt installment program, for debts overdue until November 2008, which granted several benefits to its participants, such as reduction of fines, interest rates and penalties, the possibility of utilization of accumulated tax losses to settle penalties and interest and payment in 180 months, use of restricted deposits linked to the claim to reduce the balance. The program also allows the gains arising from reduction of fines and penalties not to be taxable for income taxes purposes. The Group is in compliance with the terms and conditions of these tax payment program.

20.2.	Maturity schedule of taxes payable in installments in noncurrent liabilities:
From 1 to 2 years	105
From 2 to 3 years	104
From 3 to 4 years	92
From 4 to 5 years	13
After 5 years	62
376